Debt - Ocean and Expedition Ship Financing - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) OceanShips	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of ocean ships | OceanShips	12
Loan	$ 5,665,547	$ 5,480,993
Currency (loss) gain	$ (56,100)	$ 31,542	$ (20,815)
SACE Financing
Disclosure of detailed information about borrowings [line items]
Number of ocean ships | OceanShips	12
Borrowings, maturity	12 years
Percentage of insurance policy to lenders covering of principal and interest of facility amount	100.00%	100.00%
Maximum percentage of newbuild's contract price	80.00%
Financing facility loan description	All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the export credit agency premium.
Loan		$ 401,000		$ 430,500
SACE Financing | Neptune Loan
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) to loan balances	$ 71,600		$ 9,700
SACE Financing | Saturn Loan
Disclosure of detailed information about borrowings [line items]
Net increase (decrease) to loan balances		$ (36,700)
2033 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2033
Secured Notes, fixed rate	5.875%